Related Party Balances and Transactions - Sales of goods (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Related Party Transaction [Line Items]
Sales of goods	¥ 1,163	¥ 3,841
Wuhan Weineng Battery Assets Co. Ltd
Related Party Transaction [Line Items]
Sales of goods	¥ 30,973